Note 4 - Allowance for Credit Losses - Nonaccrual (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Nonaccrual, no allowance	$ 493	$ 293
Nonaccrual, with allowance	0	0
Commercial Portfolio Segment [Member]
Nonaccrual, no allowance	0	3
Nonaccrual, with allowance	0	0
Commercial Real Estate Portfolio Segment [Member]
Nonaccrual, no allowance	176	0
Nonaccrual, with allowance	0	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Nonaccrual, no allowance	294	285
Nonaccrual, with allowance	0	0
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Nonaccrual, no allowance	0	0
Nonaccrual, with allowance	0	0
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Nonaccrual, no allowance	23	5
Nonaccrual, with allowance	0	0
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Nonaccrual, no allowance	0	0
Nonaccrual, with allowance	$ 0	$ 0